INCOME TAXES - Loss carry-forward (Details) € in Thousands	Dec. 31, 2024 EUR (€)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss subject to expiration	€ 37,248
2026
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss subject to expiration	101
2027
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss subject to expiration	946
2028
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss subject to expiration	878
2029
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss subject to expiration	326
2030
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss subject to expiration	219
2031
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss subject to expiration	1,141
2032
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss subject to expiration	1,664
2033
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss subject to expiration	2,381
2034
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss subject to expiration	1,161
2035
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss subject to expiration	2,953
2036
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss subject to expiration	1,547
2037
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss subject to expiration	3,035
2038
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss subject to expiration	1,834
2039
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss subject to expiration	2,101
2040
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss subject to expiration	3,126
2041
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss subject to expiration	3,896
2042
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss subject to expiration	2,494
2043
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss subject to expiration	3,072
2044
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss subject to expiration	€ 4,373